Net fee and commission income (Table)	12 Months Ended
Dec. 31, 2020
4. Net Fee and commission income
Total fees in scope of IFRS 15 Revenues from Contracts with Customers

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2020
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	357	1,973	-	2,330
Advisory	593	100	-	693
Brokerage and execution	1,116	57	-	1,173
Underwriting and syndication	2,867	-	-	2,867
Other	54	152	29	235
Total revenue from contracts with customers	4,987	2,282	29	7,298
Other non-contract fee income	114	5	-	119
Fee and commission income	5,101	2,287	29	7,417
Fee and commission expense	(768)	(988)	(2)	(1,758)
Net fee and commission income	4,333	1,299	27	5,659

	2019
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	391	2,418	-	2,809
Advisory	821	83	-	904
Brokerage and execution	1,082	49	-	1,131
Underwriting and syndication	2,358	-	-	2,358
Other	90	227	30	347
Total revenue from contracts with customers	4,742	2,777	30	7,549
Other non-contract fee income	110	5	-	115
Fee and commission income	4,852	2,782	30	7,664
Fee and commission expense	(743)	(1,249)	-	(1,992)
Net fee and commission income	4,109	1,533	30	5,672

	2018
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	366	2,248	-	2,614
Advisory	772	78	-	850
Brokerage and execution	1,002	71	-	1,073
Underwriting and syndication	2,462	-	-	2,462
Other	24	222	29	275
Total revenue from contracts with customers	4,626	2,619	29	7,274
Other non-contract fee income	114	4	-	118
Fee and commission income	4,740	2,623	29	7,392
Fee and commission expense	(657)	(1,128)	-	(1,785)
Net fee and commission income	4,083	1,495	29	5,607